OTHER INFORMATION (Details) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share options [member]
IfrsStatementLineItems [Line Items]
Total rights as of December 31, 2024	1,893,608	933,233
Awarded during the period	620,000	1,005,000
Issued during the period
Cash settled during the period
Exercised during the period
Forfeited during the period		(44,625)
Total rights as of June 30, 2025	2,513,608	1,893,608
Vested	1,201,976	1,126,595
Unvested	1,311,632	767,013
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Total rights as of December 31, 2024	321,683	558,867
Awarded during the period	160,000
Issued during the period	(220,103)	(149,639)
Cash settled during the period	(48,921)	(46,511)
Exercised during the period
Forfeited during the period	(1,852)	(41,034)
Total rights as of June 30, 2025	210,807	321,683
Vested	105,403	179,147
Unvested	105,404	142,536
Deferred Payments Right [Member]
IfrsStatementLineItems [Line Items]
Total rights as of December 31, 2024	16,204,611	8,903,209
Awarded during the period	500,000	7,725,000
Issued during the period
Cash settled during the period
Exercised during the period
Forfeited during the period	(230,608)	(423,598)
Total rights as of June 30, 2025	16,474,003	16,204,611
Vested	1,750,084	1,744,954 [1]
Unvested	14,723,919	14,459,657

[1]	For the beneficiaries who accepted the Amended Existing LTIP, all DPR awards scheduled to vest in 2025 were treated as entirely unvested. Unlike the LTIP, which provided pro-rata vesting for all leavers, the Amended Existing LTIP restricts pro-rata vesting solely to participants meeting the good leaver criteria.